SCHEDULE OF OPERATING LEASE COST (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Leases
Operating lease cost	$ 54,977	$ 46,181
Cash paid for operating leases		$ 1,393